Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Preferred Securities Issued by Subsidiaries (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Amount	¥ 730,153	¥ 870,979
SMFG preferred capital JPY 1 limited [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2018-01	2018-01
Preferred securities issued by subsidiaries, Amount		¥ 135,000
SMFG preferred capital USD 3 limited [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2018-07	2018-07
Preferred securities issued by subsidiaries, Amount	¥ 143,438	¥ 151,456
SMFG preferred capital GBP 2 limited [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2029-01	2029-01
Preferred securities issued by subsidiaries, Amount	¥ 37,215	¥ 35,023
SMFG preferred capital JPY 2 limited [member] | Series A shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2019-01	2019-01
Preferred securities issued by subsidiaries, Amount	¥ 113,000	¥ 113,000
SMFG preferred capital JPY 2 limited [member] | Series B shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2019-07	2019-07
Preferred securities issued by subsidiaries, Amount	¥ 140,000	¥ 140,000
SMFG preferred capital JPY 2 limited [member] | Series E shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2019-07	2019-07
Preferred securities issued by subsidiaries, Amount	¥ 33,000	¥ 33,000
SMFG preferred capital JPY 3 limited [member] | Series A shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2020-01	2020-01
Preferred securities issued by subsidiaries, Amount	¥ 99,000	¥ 99,000
SMFG preferred capital JPY 3 limited [member] | Series B shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2020-01	2020-01
Preferred securities issued by subsidiaries, Amount	¥ 164,500	¥ 164,500